COMMON SHARES AND TREASURY SHARES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item $ / shares Vote shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares
COMMON SHARES AND TREASURY SHARES
Share capital	$ 747,000	$ 742,000
Number of votes in share capital | Vote	350,000,000
Maximum portion of aggregate issued and outstanding shares for holding rights as per written notification	0.33
Number of days elapsed from written notice of Board of Directors receipt	5 days
Minimum number of board members confirming written notice | item	0.66
Total consideration for the treasury shares	$ 0	$ 0	$ 0
Number of treasury shares held | shares	312,871	312,871	312,871	312,900
Nominal value per treasury share	0.01	0.01	0.01
Nominal value of treasury shares held	$ 3,100	$ 3,100	$ 3,100	$ 3,100
Market value of treasury shares held	$ 3,500,000	$ 2,100,000	$ 2,700,000